Stock-Based Compensation - Dividends (Detail) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 27, 2015	Dec. 09, 2013	Sep. 26, 2015	Mar. 28, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends per share (in usd per share)			$ 0.00		$ 0.00	$ 1.83	$ 0.00	$ 1.50	$ 1.50	$ 0.77
Reduction of exercise price of outstanding options (in usd per share)	$ 1.83	$ 1.50				$ 1.83				$ 0.77
Dividends						$ 47,999		$ 38,528	$ 38,528	$ 19,281
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, plan modification, incremental compensation cost	$ 537									19,300
Share-based compensation arrangement by share-based payment award, plan modification, incremental compensation cost expensed in period				$ 57					$ 163	$ 104